COMMITMENTS AND CONTINGENCIES (FY) (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2023 USD ($) Demand $ / shares shares	Dec. 31, 2022 USD ($) Demand $ / shares shares
Registration Rights [Abstract]
Number of demands entitled to holders | Demand	3	3
Underwriting Agreement [Abstract]
Term of option for underwriters to purchase additional Units to cover over-allotments	45 days	45 days
Additional Units that can be purchased to cover over-allotments (in shares) | shares	3,600,000	3,600,000
Underwriting discount (in dollars per share) | $ / shares	$ 0.2	$ 0.2
Underwriting discount | $	$ 5,520,000	$ 5,520,000
Deferred underwriter fee discount (in dollars per share) | $ / shares	$ 0.35	$ 0.35
Deferred underwriting fee | $	$ 9,660,000	$ 9,660,000